SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	67.68%	63.17%	54.59%
Risk-free interest rate	0.77%	0.45%	1.92%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years 2 months 1 day	5 years 1 month 28 days	5 years 1 month 24 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility
Risk-free interest rate
Dividend yield	0.00%
Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	64.68%
Risk-free interest rate	0.04%
Expected life (years)	5 months 1 day
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	69.68%
Risk-free interest rate	0.10%
Expected life (years)	6 months